Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Payables And Accruals [Abstract]
Summary of Accrued Expenses

Accrued expenses as of December 31, 2015 and 2016 consists of the following (in thousands):

	December 31, 2015	December 31, 2016
Accrued expenses	$2,681	$9,537
Other current liabilities	4,752	9,249
Accrued compensation	6,280	7,111
Early exercised option deposit liability	-	4,074
Income taxes payable	-	3,705
Accrued expenses and other current liabilities	$13,713	$33,676